Loans and Related Allowance for Loan and Lease Losses (Textual) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Number of Days Past Due	90 years
Financing Receivable, Modifications, Recorded Investment	$ 3,100,000	$ 2,900,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	259,000	$ 207,000	$ 439,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable before Fees, Gross	1,000,000			$ 1,000,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable before Fees, Gross	250,000			250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000			$ 125,000
Threshold For Loans Evaluated For Impairement [Member]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses, Write-downs	400,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 300,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Increase in Portfolio, Percent	21.50%